Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of carrying amounts of right-of-use assets and movements during the period

In EUR k	Building*	Offices	Plant and equipment	Other equipment	Motor Vehicles	Total

As at January 1, 2019	—	391	5,340	24	12	5,767
Additions	13,456	4,288	2,824	386	18	20,972
Depreciation expenses	(330)	(272)	(1,175)	(20)	(10)	(1,807)
As at December 31, 2019	13,126	4,407	6,989	390	20	24,932

*           As the lease of land and buildings are made through one contract, all the related right-of-use assets are allocated to Buildings.

Schedule of carrying amounts of lease liabilities and the movements during the period

in EUR k	Lease liabilities

As at January 1, 2019	3,465
Additions	20,946
Interest expenses	339
Payments	(3,046)
As at December 31, 2019	21,704

Current	3,635
Non-current	18,069

Schedule of amounts recognised in profit or loss related to leases

in EUR k	2019
Depreciation expense of right-of-use assets	1,807
Interest expenses on lease liabilities	339
Rent expenses – short-term leases	185
Rent expense – leases of low-value assets	25
Total amounts recognized in profit or loss	2,356